Share Capital and Share Premium (Details) - Schedule of Reconciliation of Share Capital and Share Premium - USD ($)	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022
Share Capital and Share Premium (Details) - Schedule of Reconciliation of Share Capital and Share Premium [Line Items]
Number of shares,Opening balance (in Shares)		29,140,000	31,000,000	31,000,000
Shares issued amount,Opening balance		$ 291,400	$ 310,000	$ 310,000
Shares to be issued amount,Opening balance
Share Premium,Opening balance		$ 4,308,600	$ 7,290,000	$ 7,290,000
Number of shares, Issue of share capital (in Shares)	29,140,000	1,860,000	3,519
Shares issued amount, Issue of share capital	$ 291,400	$ 18,600	$ 36
Shares to be issued amount, Issue of share capital
Share Premium, Issue of share capital	$ 4,308,600	$ 2,981,400	$ 10,647
Number of shares, From business acquisition (in Shares)
Shares issued amount, From business acquisition
Shares to be issued amount, From business acquisition			641
Share Premium, From business acquisition			$ 217,275
Number of shares, Equity settled share based payment (in Shares)			232,523
Shares issued amount, Equity settled share based payment			$ 2,326
Shares to be issued amount, Equity settled share based payment			2,427
Share Premium, Equity settled share based payment			$ 593,684
Number of shares, Ending balance (in Shares)	29,140,000	31,000,000	37,563,768	31,000,000
Shares issued amount, Ending balance	$ 291,400	$ 310,000	$ 375,641	$ 310,000
Shares to be issued amount, Ending balance			3,068
Share Premium, Ending balance	$ 4,308,600	$ 7,290,000	$ 66,996,982	$ 7,290,000
Issue of share capital (Moolec Science shares) [Member]
Share Capital and Share Premium (Details) - Schedule of Reconciliation of Share Capital and Share Premium [Line Items]
Number of shares, Issue of share capital (in Shares)			1,500,000
Shares issued amount, Issue of share capital			$ 15,000
Shares to be issued amount, Issue of share capital
Share Premium, Issue of share capital			$ 8,105,000
Issue of share capital (SAFE shares) [Member]
Share Capital and Share Premium (Details) - Schedule of Reconciliation of Share Capital and Share Premium [Line Items]
Number of shares, Issue of share capital (in Shares)			262,260
Shares issued amount, Issue of share capital			$ 2,623
Shares to be issued amount, Issue of share capital
Share Premium, Issue of share capital			$ 3,170,723
Issue of share capital (LightJump shares) [Member]
Share Capital and Share Premium (Details) - Schedule of Reconciliation of Share Capital and Share Premium [Line Items]
Number of shares, Issue of share capital (in Shares)			3,363,810
Shares issued amount, Issue of share capital			$ 33,639
Shares to be issued amount, Issue of share capital
Share Premium, Issue of share capital			$ 39,610,630
Issue of share capital (Backstop shares) [Member]
Share Capital and Share Premium (Details) - Schedule of Reconciliation of Share Capital and Share Premium [Line Items]
Number of shares, Issue of share capital (in Shares)			1,201,656
Shares issued amount, Issue of share capital			$ 12,017
Shares to be issued amount, Issue of share capital
Share Premium, Issue of share capital			$ 7,999,023